Income Tax Expense - Schedule of Unrecognised Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets have not been recognised in respect of the following items:
Temporary differences
Tax losses
Unrecognised deferred tax assets